INVESTMENT ADVISER
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investor Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


EATON VANCE TAX FREE RESERVES
24 FEDERAL STREET
BOSTON, MA 02110                                                   T-TRSRC-2/97


EATON VANCE                                                               [Logo]

TAX FREE

RESERVES



ANNUAL

SHAREHOLDER REPORT

DECEMBER 31, 1996

To Our Shareholders

During the year ended December 31, 1996, shareholders of Eaton Vance Tax Free Reserves received $0.0303 per share in income dividends, all free from federal income tax.* Based on the last monthly dividend paid and the Fund's $1.00 share price, its distribution rate was 3.13% on December 31, 1996. To equal that rate, a shareholder in the 36% federal income tax bracket would need a yield of 4.89% from a taxable investment. Eaton Vance Tax Free Reserves has no sales charge.

--------------------------------------------------------------------------------
"The Fund invests only in dollar-denominated, high-quality securities which present minimal credit risk."
--------------------------------------------------------------------------------

Of course, an investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The U.S. economy in 1996 experienced a year of respectable growth, low inflation, and rising employment. The annualized rate of economic growth, as measured by the U.S. Commerce Department's quarterly report of Gross Domestic Product (GDP), was 2.0%, 4.7%, 2.1%, and 4.7% for the four quarters of the year, respectively. Inflation, as measured by the Consumer Price Index (CPI), was 3.3% for the year as a whole (not seasonally adjusted). Unemployment remained at a low level of 5.3% in December.

--------------------------------------------------------------------------------
For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the fiscal year that ended December 31, 1996, is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

The perennial issue for investors in money market securities is the movement of short-term interest rates, which is, to a large extent, influenced by the Federal Reserve Board's Fed Funds Rate. After lowering the Fed Funds Rate twice in 1995 and a third time in January, 1996, the Federal Reserve left it untouched for the remainder of the year, unconvinced that the rate of inflation was sufficient to warrant an increase.

Tax rates continue to burden investors who seek to maximize their after-tax investment dollars. We believe that a money market mutual fund investing in high-quality investments, free of federal taxation, is a sensible way to earn income while preserving capital and maintaining liquidity.

The Eaton Vance Tax Free Reserves Fund invests only in dollar-denominated, high-quality securities which present minimal credit risk. To attain this goal, the Fund seeks to invest in short-term obligations which are rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services.

[Photo of                   Sincerely,
Thomas J. Fetter]        /s/Thomas J. Fetter
                            Thomas J. Fetter
                            President
                            February 7, 1997

*A portion of the Fund's income could be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
    Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

                        ------------------------------
                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1996

------------------------------------------------------------------------------------------------------------------------------
                                                     TAX-EXEMPT INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)
                                   PRINCIPAL
--------------------------------    AMOUNT
MOODY'S/S&P         MOODY'S/S&P     (000'S
 SHORT-TERM          LONG-TERM      OMITTED)   SECURITY                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------
                                               VARIABLE RATE DEMAND OBLIGATIONS - 59.1%
VMIG1/A1+           Aa3/AA           $1,000    City of Albuquerque, New Mexico, Gross Receipts/Lodgers;
                                                 Tax Adjustable Tender Revenue Bonds Series 1994, Letter
                                                 of Credit: Canadian Imperial Bank of Commerce                  $ 1,000,000
VMIG1/A1+           Aa2/AA+             900    Development Authority of Fulton County Georgia Revenue
                                                 Bonds (American National Red Cross Project), Series 1990,
                                                 Letter of Credit: Wachovia Bank                                    900,000
VMIG1/A1+           Aa3/AA-             945    Residential Care Facilities for the Elderly Authority of
                                                 Fulton County Revenue Bonds (Canterbury Court Project)
                                                 Series 1989A, Letter of Credit: Sun Trust                          945,000
P-1/A1+             Aaa/AAA           2,600    The Industrial Development Authority of the City of Kansas
                                                 City, Missouri Variable Rate Demand Multifamily Housing
                                                 Revenue Refunding Bonds (Willow Creek IV Apartments
                                                 Project) Series 1995, Letter of Credit: FNMA                     2,600,000
VMIG1/A1+           Aa3/AA-           1,170    Metropolitan Government of Nashville & Davidson Counties
                                                 Tennessee Industrial Development Board Refunding Revenue Bonds
                                                 (Dixie Graphics Inc. Project) Letter of Credit: Sun Trust        1,170,000
VMIG1/A1+           Aa/AA             1,715    Minnesota Higher Education Coordinating Board Supplemental
                                                 Student Loan Program Variable Rate Refunding Revenue Bonds,
                                                 Series 1994A, Stand By Purchase Agreement: Norwest Bank          1,715,000
VMIG1/A1+           Aaa/AAA             800    Montgomery County Higher Education and Health Authority
                                                 Variable Rate Demand Hospital Revenue Bonds, Series 1988
                                                 AMBAC Insurance, Liquidity: Swiss Bank                             800,000
VMIG1/A1+           Aa2/AA+           1,400    Port Development Corporation (Texas) Adjustable Tender
                                                 Marine Terminal Refunding Revenue Bonds (Stolt Terminals
                                                 Inc. Project) Series 1989, Letter of Credit: Credit Suisse       1,400,000
MIG1/A1+            NR/AA-            1,100    Putnam County Florida Development Authority Pollution
                                                 Control Revenue Bonds Series S (Seminole Electric)
                                                 Guaranty Agreement: Cooperative Finance Corporation              1,100,000
MIG1/A1+            NR/AA-            1,170    Putnam County Florida Development Authority Pollution
                                                 Control Revenue Bonds Series S (Seminole Electric)
                                                 Guaranty Agreement: Cooperative Finance Corporation              1,170,000
VMIG1/A1+           Aaa/AAA           1,000    City of Rock Hill, South Carolina, Combined Utility System
                                                 Revenue Bonds, Series 1994, Stand By Purchase Agreement: FGIC    1,000,000
                                                                                                                -----------
                                               Total Variable Rate Demand Obligations                           $13,800,000
                                                                                                                -----------
                                               GENERAL OBLIGATION NOTES/BONDS - 7.5%
NR/NR               Aa/AA               500    State of Arkansas College Savings General Obligation Bonds,
                                                 Series 1996C, 3.75%, 06/01/97                                  $   500,000
NR/NR               Aa/AA+            1,250    City of Little Rock, Arkansas Capital Improvement Bonds,
                                                 Series 1995B, 5.10%, 02/01/97                                    1,251,604
                                                                                                                -----------
                                               Total General Obligation Notes/Bonds                             $ 1,751,604
                                                                                                                -----------
                                               PUT BOND - 2.1%
VMIG1/A1+           Aa1/AAA             500    City of Houston, Texas, Variable Rate Demand General
                                                 Obligation Bonds, Series 1992E, Optional Put 04/01/97,
                                                 Stand By Purchase Agreement: Canadian Imperial Bank of
                                                 Commerce                                                       $   500,000
                                                                                                                -----------
                                               REVENUE NOTES/BONDS - 8.6%
MIG1/SP1+           NR/NR             1,000    Arapahoe County, Colorado, Cherry Creek School District No.
                                                 5 Tax Anticipation Notes Series 1996                           $ 1,003,115
MIG1/SP1+           Aaa/AAA           1,000    Iowa School Corporation Warrant Certificates Series 95-96B,
                                                 4.25%, 01/30/97, FSA                                             1,000,654
                                                                                                                -----------
                                               Total Revenue Notes/Bonds                                        $ 2,003,769
                                                                                                                -----------
                                               PREREFUNDED/ESCROWED BONDS - 13.3%
NR/NR               Aaa/AAA             575    Fulton County, Georgia School District, 7.625%, 05/01/17,
                                                 Prerefunded 05/01/97                                           $   599,031
NR/NR               Aaa/AA+             500    State of Georgia General Obligation Bonds Series 1987C,
                                                 6.90%, 05/01/07, Prerefunded 05/01/97                              515,166
NR/NR               Aaa/AAA           2,000    Lewisville, Texas Independent School District 3.75%, 08/15/97,
                                                 Permanent School Fund Guarantee, Escrowed to Maturity            1,997,944
                                                                                                                -----------
                                               Total Prerefunded/Escrowed Bonds                                 $ 3,112,141
                                                                                                                -----------
                                               TAX-EXEMPT COMMERCIAL PAPER - 9.0%
P-1/A1+             Aa2/AA+           1,100    Jacksonville (Florida) Electric Authority Electric System
                                                 Tax-Exempt Commercial Paper Notes Series D 3.45%, 03/05/97,
                                                 Standby Purchase Agreement: Credit Suisse                      $ 1,100,000
P-1/A1+             Aa1/AAA           1,000    City of Lincoln, Nebraska Lincoln Electric System, Electric
                                                 System Revenue Commercial Paper Notes Series 1995, 3.50%,
                                                 04/04/97, Standby Purchase Agreement: Morgan Guaranty
                                                 Trust Company                                                    1,000,000
                                                                                                                -----------
                                               Total Tax-Exempt Commercial Paper                                $ 2,100,000
                                                                                                                -----------
                                               TOTAL INVESTMENTS, AT VALUE - 99.6%                              $23,267,514(1)
                                               OTHER ASSETS, LESS LIABILITIES - 0.4%                                 87,222
                                                                                                                -----------
                                               TOTAL NET ASSETS - 100%                                          $23,354,736
                                                                                                                ===========

(1) Cost for Federal income tax purposes is the same.

At December 31, 1996, the concentration of the Fund's investments in various states, determined as a percentage of total investments, is as follows:
          Texas                                            16.8%
          Florida                                          14.5
          Georgia                                          12.7
          Missouri                                         11.2
          Others (less than 10% individually)              44.8


    The accompanying notes are an integral part of the financial statements

                         ------------------------------
                              FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                December 31, 1996
--------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A)                              $23,267,514
  Cash                                                              45,440
  Receivable for Fund shares sold                                  336,375
  Interest receivable                                              212,354
                                                               -----------
        Total assets                                           $23,861,683

LIABILITIES:
  Dividend payable                                 $ 45,803
  Payable for Fund shares redeemed                  457,055
  Payable for Trustees' fees                          1,457
  Accrued expenses                                    2,632
                                                   --------
        Total liabilities                                          506,947
                                                               -----------
NET ASSETS for 23,371,265 shares outstanding (Note 4)          $23,354,736
                                                               ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                              $23,371,265
  Accumulated net realized loss on investment
    transactions (computed on the basis of
    identified cost)                                               (16,529)
                                                               -----------
        Total net assets                                       $23,354,736
                                                               ===========
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  (net assets divided by shares outstanding)                      $1.00
                                                                  =====


    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
                     For the Year Ended December 31, 1996
-------------------------------------------------------------------------------
Investment Income (Note 1B)                                        $2,049,088
Expenses:
  Investment adviser fee (Note 3)                      $308,030
  Trustees' compensation (Note 3)                         5,855
  Custodian fee                                          36,416
  Transfer and dividend disbursing agent fees             9,670
  Printing and postage                                   16,643
  Legal and accounting services                          25,676
  Registration fees                                      14,626
  Interest                                               11,794
  Miscellaneous                                           9,200
                                                       --------
        Total expenses                                 $437,910
  Deduct --
    Reduction of investment adviser fee
      (Note 3)                             $226,940
    Reduction of custodian fee (Note 1E)     35,416     262,356
                                           --------    --------
        Net expenses                                                  175,554
                                                                   ----------
            Net investment income                                  $1,873,534
Net realized gain on investment
  transactions (identified cost basis)                                  3,779
                                                                   ----------
 Net increase in net assets resulting
   from operations                                                 $1,877,313
                                                                   ==========

-------------------------------------------------------------------------------
                     STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                             ---------------------------------
                                                   1996             1995
                                               -------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS --
  Net income                                   $   1,873,534     $  1,777,950
  Net realized gain on investment
    transactions                                       3,779         --
  Dividends paid to shareholders from net
    income (Note 2)                               (1,873,534)      (1,777,950)
                                               -------------     ------------
    Increase in net assets resulting from
      operations                               $       3,779     $   --
                                               -------------     ------------
FROM FUND SHARE (PRINCIPAL) TRANSACTIONS AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 4):
  Proceeds from sale of shares                 $ 164,099,713     $151,505,071
  Net asset value of shares issued to
    shareholders in payment of dividends           1,236,374          354,164
  Cost of shares redeemed                       (165,897,527)    (156,967,383)
                                               -------------     ------------
    Decrease in net assets from Fund share
      transactions                             $    (561,440)    $ (5,108,148)
                                               -------------     ------------
      Net decrease in net assets               $    (557,661)    $ (5,108,148)
NET ASSETS:
  Beginning of year                               23,912,397       29,020,545
                                               -------------     ------------
  End of year                                  $  23,354,736     $ 23,912,397
                                               =============     ============


    The accompanying notes are an integral part of the financial statements

                                                      FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------------
                                                 1996             1995             1994             1993             1992
                                              ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, beginning of year            $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                              ------            ------           ------           ------           ------
  INCOME FROM OPERATIONS:
    Net investment income                     $ 0.030316       $ 0.034693       $ 0.023548       $ 0.018399       $ 0.023468
  LESS DISTRIBUTIONS:
    From net investment income                $(0.030316)      $(0.034693)      $(0.023548)      $(0.018399)      $(0.023468)
                                              ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, end of year                  $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                              ======           ======           ======           ======           ======
TOTAL RETURN(1)                                  3.08%            3.53%            2.36%            1.86%            2.36%
RATIOS/SUPPLEMENTAL DATA:*
  Net assets, end of year (000's omitted)        $23,355          $23,912          $29,021          $60,247          $44,337
  Interest expense to average net assets           0.02%            0.05%            0.07%            0.03%            0.06%
  Net other expense to average net assets(2)       0.33%            0.34%            0.47%            0.62%            0.53%
  Net other expense to average net assets
   after custodian fee reduction                   0.27%             --               --               --               --
  Net investment income to average net assets      3.04%            3.47%            2.27%            1.82%            2.34%

*The expenses related to the operation of the Fund were reduced either by a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------------
                                                   1996             1995             1994             1993             1992
                                                ----------       ----------       ----------       ----------       ----------
NET INVESTMENT INCOME PER SHARE                 $ 0.026626       $ 0.030291       $ 0.018948       $ 0.016668       $ 0.020133
                                                ==========       ==========       ==========       ==========       ==========
RATIOS (as a percentage of average net assets):
  Other expenses(2)                                  0.69%            0.73%            0.87%            0.82%            0.92%
                                                ==========       ==========       ==========       ==========       ==========
  Other expenses after custodian fee
    reduction                                        0.63%             --               --               --               --
                                                ==========       ==========       ==========       ==========       ==========
  Net investment income                              2.66%            3.02%            1.88%            1.65%            2.01%
                                                ==========       ==========       ==========       ==========       ==========
From time to time it has been necessary for the Fund to borrow from banks as a temporary measure to facilitate the orderly sale of portfolio securities to accommodate redemption requests. The following table summarizes such temporary borrowings.
YEAR ENDED    AMOUNT OF DEBT OUTSTANDING  AVERAGE DAILY BALANCE OF        AVERAGE WEEKLY BALANCE OF         AVERAGE AMOUNT OF DEBT
DECEMBER 31,  AT END OF YEAR              DEBT OUTSTANDING DURING YEAR    SHARES OUTSTANDING DURING YEAR    PER SHARE DURING YEAR
------------  --------------------------  ----------------------------    ------------------------------    ----------------------
1992          $   --                      $367,000                        38,904,763                        $0.009
1993           2,428,000                   285,000                        48,697,998                         0.006
1994           6,117,000                   440,145                        40,463,382                         0.011
1995           1,266,000                   279,586                        51,107,215                         0.005
1996              --                       116,757                        61,730,866                         0.002

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.
(2) The expense ratios for the year ended December 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before December 31, 1995 have not been adjusted to reflect this change.

    The accompanying notes are an integral part of the financial statements

                        -----------------------------------
                           NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1996

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Trust presently consists of fifteen Funds, of which Eaton Vance Tax Free Reserves (the Fund) is one. The Fund is registered under the 1940 Act, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- The Trustees have determined that the best method currently available for valuing portfolio investments is amortized cost. The Fund's use of the amortized cost method to value its portfolio investments is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, on the investments of the Fund, accrued ratably to the date of maturity or call.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $16,529, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2002. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

D. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold, or the date that they mature.

E. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses in the Statement of Operations.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
The net investment income of the Fund is determined daily, and all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Dividends are distributed in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

--------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee was earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (1/2 of 1% per annum) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $226,940 for the year ended December 31, 1996. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

--------------------------------------------------------------------------------
(4) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

--------------------------------------------------------------------------------
(5) LINE OF CREDIT
The Fund participates with other portfolios and funds managed by EVM and affiliates in a $120 million unsecured line of credit agreement with a bank. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1996 was $116,757, and the average interest rate was 6.74%.

--------------------------------------------------------------------------------
(6) PURCHASES AND SALES OF INVESTMENTS
The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $131,665,041 and $82,002,825, respectively.

                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
EATON VANCE TAX FREE RESERVES:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax Free Reserves, one of the Funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years then ended, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JANUARY 31, 1997

                        ------------------------------
                            INVESTMENT MANAGEMENT

EATON VANCE         OFFICERS               TRUSTEES
MUTUAL FUNDS TRUST
24 Federal Street   M. DOZIER GARDNER      DONALD R. DWIGHT
Boston, MA 02110    President, Trustee     President, Dwight
                                           Partners, Inc.
                    JAMES B. HAWKES        Chairman, Newspapers
                    Vice President,        of New England, Inc.
                    Trustee
                                           SAMUEL L. HAYES, III
                    WILLIAM H. AHERN, JR.  Jacob H. Schiff
                    Vice President and     Professor of
                    Portfolio Manager      Investment Banking,
                                           Harvard University
                    MICHAEL B. TERRY       Graduate
                    Vice President         School of Business
                                           Administration
                    JAMES L. O'CONNOR
                    Treasurer              NORTON H. REAMER
                                           President and
                    THOMAS OTIS            Director,
                    Secretary              United Asset
                                           Management
                                           Corporation

                                           JOHN L. THORNDIKE
                                           Director, Fiduciary
                                           Company Incorporated

                                           JACK L. TREYNOR
                                           Investment Adviser
                                           and Consultant